Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE

(b)	Principal subsidiaries and VIEs
As of December 31, 2024, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Equity interest held		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales, investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales

Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

VIE’s Subsidiaries
Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	—	100%	Operational flight services
Guangdong EHang Egret Media Technology Co., Ltd (“EHang Egret GD”)	July 6, 2016	PRC	—	100%	Operational aerial media solutions services

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	4,113	6,866	941
Accounts receivable, net	1,636	6,106	837
Inventories	834	834	114
Prepayments and other current assets	4,324	3,924	538
Amounts due from the Company and its subsidiaries	6,161	86,496	11,850
Property and equipment, net	6,806	3,436	471
Long-term investment	6,348	15,459	2,118
Right-of-use assets, net	250	—	—
Intangible assets, net	273	371	51

Total assets	30,745	123,492	16,920

LIABILITIES
Accounts payable	3,584	3,070	421
Contract liabilities	1,677	1,848	253
Current portion of long-term bank loans	1,538	2,000	274
Accrued expenses and current liabilities	23,421	31,919	4,373
Amounts due to the Company and its subsidiaries	76,215	82,179	11,258
Long-term bank loans	2,308	7,000	959
Unrecognized tax benefit	588	588	81
Lease liabilities	250	—	—

Total liabilities	109,581	128,604	17,619

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	10,147	32,808	123,960	16,982
- Third-party revenue	6	9,225	5,553	761
- Inter-company revenue	10,141	23,583	118,407	16,221
Net (loss) income	(38,091)	(5,234)	66,234	9,074
Net cash provided by operating activities	4,627	14,870	11,695	1,602
Net cash used in investing activities	(237)	(17,007)	(14,096)	(1,931)
Net cash (used in) provided by financing activities	(1,000)	(5,154)	5,154	706
Net increase (decrease) in cash and cash equivalents	3,390	(7,291)	2,753	377